Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 13, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000258312
Account Value [Line Items]
Line Graph and Table Measure Name												Sterling Capital Enhanced Core Bond ETF
Accumulated Value	$ 10,000	$ 10,052	$ 10,064	$ 10,002	$ 10,164	$ 10,148	$ 10,269	$ 10,376	$ 10,434	$ 10,503	$ 10,483
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,047	$ 10,086	$ 10,014	$ 10,168	$ 10,141	$ 10,262	$ 10,374	$ 10,439	$ 10,504	$ 10,489